UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Real Asset Equity Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—10.7%
Agrium, Inc.	88,000	$5,544,000
Air Products & Chemicals, Inc.	100,200	7,272,516
Celanese Corp., Series A	114,800	3,224,732
Dow Chemical (The)	189,825	5,187,917
E.I. du Pont de Nemours & Co.	496,079	20,175,533
Monsanto Co.	78,000	4,511,520
Mosaic Co. (The)	22,500	1,072,125
Olin Corp.	201,300	4,086,390
Potash Corp. of Saskatchewan, Inc.	77,200	8,095,964
Praxair, Inc.	173,700	15,080,634

		74,251,331

Containers & Packaging—1.0%
Temple-Inland, Inc.	347,183	6,964,491

Energy Equipment & Services—4.5%
Calfrac Well Services Ltd.	19,700	454,151
Core Laboratories NV	132,272	10,218,012
Halliburton Co.	198,400	5,928,192
Key Energy Services, Inc. (a)	294,800	2,847,768
Noble Corp.	54,900	1,784,250
Schlumberger Ltd. (b)	102,100	6,091,286
Smith International, Inc.	47,400	1,966,152
Technip SA	30,400	2,023,685

		31,313,496

Gas Utilities—0.8%
EQT Corp.	161,100	5,909,148

Machinery—3.5%
Caterpillar, Inc.	270,925	18,897,019
Deere & Co.	84,900	5,661,132

		24,558,151

Metals & Mining—42.1%
African Rainbow Minerals Ltd.	278,750	6,537,919
Agnico-Eagle Mines Ltd.	113,650	6,335,987
Alamos Gold, Inc.	915,000	13,768,834
Alcoa, Inc.	319,150	3,564,906
Allegheny Technologies, Inc.	43,100	2,051,991
Alumina, Ltd.	1,714,266	2,414,814
Anglo American Plc	97,945	3,872,851
Anglo Platinum Ltd. (a)	50,444	4,860,061
Barrick Gold Corp.	104,000	4,274,400
BHP Billiton Plc	878,600	26,915,401
Carpenter Technology Corp.	44,966	1,571,562
Cia de Minas Buenaventura SA - ADR	219,500	8,474,895
Cliffs Natural Resources, Inc.	32,400	1,832,868
Eramet	16,250	4,492,086
First Quantum Minerals Ltd.	130,000	8,146,102
Freeport-McMoRan Copper & Gold, Inc.	75,900	5,429,886
Fresnillo Plc	500,000	8,080,208
Goldcorp, Inc.	190,150	7,442,471
Harry Winston Diamond Corp. (a)	159,700	1,979,065
Iluka Resources Ltd. (a)	1,846,786	9,209,483
Impala Platinum Holdings Ltd.	510,200	13,822,115
Industrias Penoles SAB de CV	513,569	10,752,822
Jiangxi Copper Co. Ltd.	1,874,600	4,176,740
Kazakhmys Plc	251,400	4,790,312
Lihir Gold Ltd.	1,245,250	4,627,503
Minara Resources Ltd. (a)	1,761,350	1,307,728
Minsur SA	1,504,804	3,398,547
MMC Norilsk Nickel	17,866	2,880,398
MMC Norilsk Nickel - ADR	17,523	288,386
Newmont Mining Corp.	69,150	3,865,485
OZ Minerals Ltd. (a)	6,370,957	7,123,582
Rio Tinto Plc	517,104	26,763,002
Southern Copper Corp.	85,500	2,685,555
Straits Resources Ltd. (a)	795,450	1,024,032
Teck Resources Ltd., Class B	308,800	10,870,553

Common Stocks	Shares	Value

Metals & Mining—(concluded)
United States Steel Corp.	42,800	$1,897,324
Vale SA - ADR	851,700	23,677,260
Vedanta Resources Plc	432,700	16,565,223
Xstrata Plc	1,177,996	18,738,582
Zijin Mining Group Co. Ltd.	4,823,750	3,122,695

		293,633,634

Oil & Gas Services—0.8%
Exterran Holdings, Inc. (a)	138,100	3,683,127
Trican Well Service Ltd.	115,100	1,746,569

		5,429,696

Oil, Gas & Consumable Fuels—27.5%
Alpha Natural Resources, Inc. (a)	81,200	3,112,396
Apache Corp.	100,300	9,586,674
Arch Coal, Inc.	92,700	2,196,063
Bill Barrett Corp. (a)	16,700	590,846
Cabot Oil & Gas Corp.	95,500	2,909,885
Cenovus Energy, Inc.	133,700	3,770,340
Consol Energy, Inc.	245,279	9,193,057
Crescent Point Energy Corp.	168,800	6,221,324
Denbury Resources, Inc. (a)	314,100	4,975,344
EnCana Corp.	158,850	4,849,690
EOG Resources, Inc.	107,300	10,461,750
Exxon Mobil Corp.	117,600	7,018,368
Forest Oil Corp. (a)	150,100	4,291,359
Galleon Energy, Inc. (a)	322,900	1,202,964
Gasco Energy, Inc. (a)	579,700	201,736
Hess Corp.	59,800	3,204,682
Massey Energy Co. (b)	293,200	8,966,056
Newfield Exploration Co. (a)	142,900	7,639,434
Noble Energy, Inc.	81,300	5,451,978
Occidental Petroleum Corp.	121,100	9,437,323
OGX Petroleo e Gas Participacoes SA (a)	610,000	6,423,243
Patriot Coal Corp. (a)	18,960	228,658
Peabody Energy Corp.	190,000	8,578,500
Penn West Energy Trust	391,300	7,587,307
PetroBakken Energy Ltd.	38,710	849,093
PetroChina Co. Ltd. - ADR	15,200	1,739,944
Petroleo Brasileiro SA - ADR	120,300	4,378,920
Plains Exploration & Production Co. (a)	191,500	4,318,325
Premier Oil Plc (a)	112,700	2,578,255
QEP Resources, Inc.	122,500	4,216,450
Quicksilver Resources, Inc. (a)(c)	357,400	4,499,666
Range Resources Corp.	154,000	5,716,480
Southwestern Energy Co. (a)	193,900	7,067,655
StatoilHydro ASA	204,700	4,140,112
Suncor Energy, Inc.	138,500	4,563,575
Talisman Energy, Inc.	340,200	5,831,028
Ultra Petroleum Corp. (a)	65,300	2,766,761
Whiting Petroleum Corp. (a)(b)	124,000	10,913,240

		191,678,481

Paper & Forest Products—4.9%
Fibria Celulose SA - ADR (a)	332,200	5,215,540
International Paper Co.	446,400	10,802,880
MeadWestvaco Corp.	490,700	11,757,172
Mondi Ltd.	19,005	110,638
Mondi Plc	322,512	2,279,329
Weyerhauser Co.	250,500	4,063,110

		34,228,669

Total Long-Term Investments (Cost—$672,128,563)—95.8%		667,967,097

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares/ Beneficial Interest	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	26,317,569	$26,317,569
BlackRock Liquidity Series, LLC, Money Market Series, 0.34% (d)(e)(f)	1,950,000	1,950,000

Total Short-Term Securities (Cost—$28,267,569)—4.0%		28,267,569

Total Investments Before Outstanding Options Written (Cost—$700,396,132*)—99.8%		696,234,666

Options Written	Contracts

Exchange-Traded Call Options Written—(0.6)%
Agnico-Eagle Mines Ltd., Strike Price USD 60, Expires 8/23/10	300	(11,100)
Agnico-Eagle Mines Ltd., Strike Price USD 65, Expires 9/20/10	100	(3,100)
Agrium, Inc., Strike Price USD 60, Expires 8/23/10	330	(132,000)
Air Products & Chemicals, Inc., Strike Price USD 70, Expires 8/23/10	375	(123,750)
Alcoa, Inc., Strike Price USD 12, Expires 8/23/10	1,100	(8,250)
Allegheny Technologies, Inc., Strike Price USD 48, Expires 8/23/10	80	(15,400)
Allegheny Technologies, Inc., Strike Price USD 49, Expires 8/23/10	80	(11,800)
Alpha Natural Resources, Inc., Strike Price USD 36, Expires 9/20/10	150	(61,500)
Alpha Natural Resources, Inc., Strike Price USD 37, Expires 9/20/10	150	(52,500)
Apache Corp., Strike Price USD 90, Expires 8/23/10	175	(112,000)
Arch Coal, Inc., Strike Price USD 22, Expires 8/23/10	175	(36,750)
Arch Coal, Inc., Strike Price USD 23, Expires 8/23/10	50	(7,000)
Arch Coal, Inc., Strike Price USD 23, Expires 9/20/10	310	(58,900)
Barrick Gold Corp., Strike Price USD 43, Expires 8/23/10	300	(13,950)
Barrick Gold Corp., Strike Price USD 43, Expires 9/20/10	90	(9,450)
Bill Barrett Corp., Strike Price USD 35, Expires 9/20/10	60	(13,350)
Cabot Oil & Gas Corp., Strike Price USD 35, Expires 8/23/10	50	(500)
Carpenter Technology Corp., Strike Price USD 45, Expires 9/20/10	170	(2,550)
Caterpillar, Inc., Strike Price USD 65, Expires 8/23/10	850	(459,000)
Caterpillar, Inc., Strike Price USD 67.50, Expires 8/23/10	125	(43,125)
Celanese Corp., Series A, Strike Price USD 25, Expires 8/23/10	130	(41,600)
Celanese Corp., Series A, Strike Price USD 28, Expires 9/20/10	300	(42,808)
Cenovus Energy, Inc., Strike Price USD 30, Expires 9/20/10	500	(33,750)
Cia de Minas Buenaventura SA - ADR, Strike Price USD 40, Expires 8/23/10	400	(28,000)
Cliff Natural Resources, Inc., Strike Price USD 50, Expires 8/23/10	150	(108,750)
Consol Energy, Inc., Strike Price USD 39, Expires 8/23/10	400	(30,000)
Consol Energy, Inc., Strike Price USD 44, Expires 8/23/10	250	(2,500)
Core Laboratories NV, Strike Price USD 80, Expires 8/23/10	150	(10,875)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
Core Laboratories NV, Strike Price USD 82.50, Expires 9/20/10	345	$(65,550)
Deere & Co., Strike Price USD 62.50, Expires 8/23/10	35	(17,500)
Denbury Resources, Inc., Strike Price USD 15, Expires 8/23/10	585	(68,738)
Denbury Resources, Inc., Strike Price USD 15, Expires 9/20/10	585	(84,825)
Dow Chemical (The), Strike Price USD 28, Expires 8/23/10	300	(20,400)
Dow Chemical (The), Strike Price USD 29, Expires 9/20/10	410	(33,415)
E.I. du Pont de Nemours & Co., Strike Price USD 37, Expires 8/23/10	930	(346,425)
E.I. du Pont de Nemours & Co., Strike Price USD 38, Expires 8/23/10	930	(259,935)
EnCana Corp., Strike Price USD 33, Expires 8/23/10	80	(1,000)
EnCana Corp., Strike Price USD 36, Expires 8/23/10	515	(2,575)
EOG Resources, Inc., Strike Price USD 105, Expires 10/18/10	110	(36,300)
EOG Resources, Inc., Strike Price USD 110, Expires 8/23/10	185	(4,625)
EOG Resources, Inc., Strike Price USD 110, Expires 9/20/10	100	(10,000)
EOG Resources, Inc., Strike Price USD 120, Expires 8/23/10	50	(375)
EQT Corp., Strike Price USD 45, Expires 9/20/10	100	(1,500)
Exterran Holdings, Inc., Strike Price USD 26.50, Expires 8/09/10	420	(31,138)
Exterran Holdings, Inc., Strike Price USD 30, Expires 8/23/10	100	(2,000)
Exxon Mobil Corp., Strike Price USD 60, Expires 9/20/10	390	(63,635)
Forest Oil Corp., Strike Price USD 30, Expires 9/20/10	500	(55,000)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 70, Expires 8/23/10	285	(103,313)
Goldcorp, Inc., Strike Price USD 45, Expires 10/18/10	350	(20,300)
Goldcorp, Inc., Strike Price USD 46, Expires 8/23/10	355	(1,065)
Hess Corp., Strike Price USD 55, Expires 8/23/10	200	(18,300)
International Paper Co., Strike Price USD 25, Expires 8/23/10	1,670	(81,830)
Massey Energy Co., Strike Price USD 31, Expires 8/23/10	500	(56,500)
Massey Energy Co., Strike Price USD 33, Expires 8/23/10	500	(21,000)
Monsanto Co., Strike Price USD 57.50, Expires 8/23/10	295	(54,133)
Mosaic Co. (The), Strike Price USD 46, Expires 8/23/10	85	(24,777)
Newfield Exploration Co., Strike Price USD 55, Expires 8/23/10	150	(16,500)
Newfield Exploration Co., Strike Price USD 60, Expires 8/23/10	385	(5,775)
Newmont Mining Corp., Strike Price USD 60, Expires 8/23/10	250	(8,625)
Noble Corp., Strike Price USD 32, Expires 8/23/10	75	(9,562)
Noble Energy, Inc., Strike Price USD 70, Expires 8/23/10	100	(6,500)
Noble Energy, Inc., Strike Price USD 70, Expires 9/20/10	205	(30,750)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
Occidental Petroleum Corp., Strike Price USD 80, Expires 8/23/10	430	$(43,430)
Olin Corp., Strike Price USD 20, Expires 8/23/10	240	(16,800)
Olin Corp., Strike Price USD 22.50, Expires 8/23/10	72	(720)
Peabody Energy Corp., Strike Price USD 45, Expires 8/23/10	275	(43,862)
Peabody Energy Corp., Strike Price USD 45, Expires 9/20/10	440	(114,400)
Penn West Energy Trust, Strike Price USD 19.75, Expires 8/23/10	600	(11,280)
PetroChina Co. Ltd. - ADR, Strike Price USD 115, Expires 9/20/10	57	(23,370)
Petroleo Brasileiro SA - ADR, Strike Price USD 36, Expires 8/23/10	450	(48,600)
Plains Exploration & Production Co., Strike Price USD 26, Expires 8/23/10	300	(3,000)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 100, Expires 8/23/10	290	(187,775)
Quicksilver Resources, Inc., Strike Price USD 13, Expires 8/23/10	500	(22,500)
Quicksilver Resources, Inc., Strike Price USD 14, Expires 8/23/10	400	(6,000)
Quicksilver Resources, Inc., Strike Price USD 15, Expires 9/20/10	400	(8,000)
Range Resources Corp., Strike Price USD 42.50, Expires 8/23/10	300	(6,000)
Range Resources Corp., Strike Price USD 52.50, Expires 8/23/10	80	(400)
Schlumberger Ltd., Strike Price USD 60, Expires 8/23/10	200	(32,200)
Schlumberger Ltd., Strike Price USD 63.50, Expires 8/23/10	110	(4,816)
Schlumberger Ltd., Strike Price USD 65, Expires 8/23/10	50	(1,200)
Smith International, Inc., Strike Price USD 43, Expires 10/18/10	175	(30,450)
Southern Copper Corp., Strike Price USD 28.50, Expires 8/21/10	280	(82,792)
Southwestern Energy Co., Strike Price USD 40, Expires 9/20/10	400	(26,000)
Southwestern Energy Co., Strike Price USD 42, Expires 8/23/10	100	(750)
Suncor Energy, Inc., Strike Price USD 32, Expires 8/23/10	410	(63,345)
Suncor Energy, Inc., Strike Price USD 37, Expires 9/20/10	110	(3,025)
Talisman Energy, Inc., Strike Price USD 16.75, Expires 8/18/10	800	(47,502)
Temple-Inland, Inc., Strike Price USD 22.50, Expires 8/23/10	750	(7,500)
Temple-Inland, Inc., Strike Price USD 23, Expires 9/20/10	500	(15,000)
Ultra Petroleum Corp., Strike Price USD 53, Expires 8/23/10	230	(1,142)
United States Steel Corp., Strike Price USD 45, Expires 8/23/10	150	(23,625)
Vale SA - ADR, Strike Price USD 29, Expires 8/23/10	1,480	(65,120)
Vale SA - ADR, Strike Price USD 30, Expires 8/23/10	1,480	(31,080)
Weyerhauser Co., Strike Price USD 41, Expires 8/23/10	940	(204,450)

Total Exchange-Traded Call Options Written		(4,214,258)

Options Written	Contracts	Value

Exchange-Traded Put Option Written—(0.0)%
Bill Barrett Corp., Strike Price USD 31, Expires 8/05/10	130	$(28)

Over-the-Counter Call Options Written—(0.6)%
African Rainbow Minerals Ltd., Strike Price ZAR 167.92, Expires 9/01/10, Broker Credit Suisse First Boston	52,000	(78,058)
African Rainbow Minerals Ltd., Strike Price ZAR 171.07, Expires 9/14/10, Broker UBS Securities LLC	52,500	(79,227)
Alumina Ltd., Strike Price AUD 1.54, Expires 8/16/10, Broker JPMorgan Chase Securities	643,000	(35,147)
Anglo American Plc, Strike Price GBP 27.17, Expires 8/04/10, Broker Citigroup Global Markets	36,800	(3,993)
Anglo Platinum Ltd., Strike Price ZAR 814.78, Expires 8/04/10, Broker Credit Suisse First Boston	18,900	(177)
Apache Corp., Strike Price USD 90.26, Expires 11/02/10, Broker UBS Securities LLC	17,500	(159,815)
BHP Billiton Plc, Strike Price GBP 19.48, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	329,500	(180,382)
Cabot Oil & Gas Corp., Strike Price USD 37.23, Expires 8/09/10, Broker Citigroup Global Markets	30,500	(542)
Calfrac Well Services Ltd., Strike Price CAD 20.45, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	7,500	(23,869)
Cia de Minas Buenaventura SA - ADR, Strike Price USD 41.46, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	41,500	(969)
Consol Energy, Inc., Strike Price USD 42.14, Expires 11/05/10, Broker Credit Suisse First Boston	10,000	(13,558)
Consol Energy, Inc., Strike Price USD 42.98, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	10,000	(10,727)
Crescent Point Energy Corp., Strike Price CAD 38, Expires 8/23/10, Broker Bank of Montreal	590	(25,826)
Deere & Co., Strike Price USD 60.50, Expires 8/20/10, Broker Goldman Sachs & Co.	28,000	(192,077)
EQT Corp., Strike Price USD 38.44, Expires 11/05/10, Broker Morgan Stanley & Co., Inc.	10,000	(13,351)
EQT Corp., Strike Price USD 39.80, Expires 11/12/10, Broker UBS Securities LLC	10,000	(10,002)
EQT Corp., Strike Price USD 40, Expires 9/24/10, Broker UBS Securities LLC	30,000	(13,999)
Eramet, Strike Price EUR 222.98, Expires 9/01/10, Broker UBS Securities LLC	3,300	(33,243)
Eramet, Strike Price EUR 236.35, Expires 8/04/10, Broker Credit Suisse First Boston	2,800	(699)
Fibria Celulose SA - ADR, Strike Price USD 16.34, Expires 9/02/10, Broker UBS Securities LLC	124,500	(107,966)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
First Quantum Minerals Ltd., Strike Price CAD 62, Expires 8/23/10, Broker Bank of Montreal	490	$(229,974)
Fresnillo Plc, Strike Price GBP 10.81, Expires 8/05/10, Broker UBS Securities LLC	187,500	(20,131)
Galleon Energy, Inc., Strike Price CAD 4.13, Expires 9/02/10, Broker Deutsche Bank Securities	40,000	(4,514)
Halliburton Co., Strike Price USD 29.86, Expires 8/30/10, Broker UBS Securities LLC	69,500	(85,333)
Harry Winston Diamond Corp., Strike Price CAD 15, Expires 8/23/10, Broker Bank of Montreal	300	(2,918)
Harry Winston Diamond Corp., Strike Price CAD 15, Expires 9/20/10, Broker Bank of Montreal	300	(3,064)
Iluka Resources Ltd., Strike Price AUD 5.07, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	692,500	(298,551)
Impala Platinum Holdings Ltd., Strike Price ZAR 200.03, Expires 8/05/10, Broker Credit Suisse First Boston	191,500	(92,007)
Industrias Penoles SAB de CV, Strike Price MXN 273.43, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	41,500	(21,532)
Industrias Penoles SAB de CV, Strike Price MXN 275.19, Expires 8/26/10, Broker Morgan Stanley & Co., Inc.	151,000	(57,837)
Jiangxi Copper Co. Ltd., Strike Price HKD 15.50, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	703,000	(168,042)
Kazakhmys Plc, Strike Price GBP 12.23, Expires 8/05/10, Broker Credit Suisse First Boston	94,300	(31,605)
Key Energy Services, Inc., Strike Price USD 9.60, Expires 8/26/10, Broker JPMorgan Chase Securities	103,000	(45,544)
Lihir Gold Ltd., Strike Price AUD 4.20, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	450,000	(24,449)
MeadWestvaco Corp., Strike Price USD 24.42, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	184,000	(30,785)
Minara Resources Ltd., Strike Price AUD 0.73, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	660,000	(65,450)
Minsur SA, Strike Price PEN 6.41, Expires 9/02/10, Broker Credit Suisse First Boston	250,000	(14,402)
Minsur SA, Strike Price PEN 6.53, Expires 8/26/10, Broker Credit Suisse First Boston	250,000	(8,650)
MMC Norilsk Nickel - ADR, Strike Price USD 16.87, Expires 8/05/10, Broker Credit Suisse First Boston	17,500	(3,238)
Modi Plc, Strike Price GBP 4.20, Expires 8/05/10, Broker UBS Securities LLC	121,000	(60,307)
Noble Corp., Strike Price USD 35.27, Expires 11/05/10, Broker Morgan Stanley & Co., Inc.	13,000	(12,688)
OGX Petroleo e Gas Participacoes SA, Strike Price BRL 17.22, Expires 8/26/10, Broker Morgan Stanley & Co., Inc.	200,000	(197,872)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Olin Corp., Strike Price USD 18.45, Expires 8/17/10, Broker Citigroup Global Markets	44,500	$(82,625)
OZ Minerals Ltd., Strike Price AUD 1.07, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	2,389,000	(380,022)
Penn West Energy Trust, Strike Price USD 21.24, Expires 8/13/10, Broker UBS Securities LLC	84,000	(5,412)
Petrobakken Energy Ltd., Strike Price CAD 24, Expires 8/23/10, Broker TD Securities	145	(1,481)
Praxair, Inc., Strike Price USD 81.42, Expires 8/19/10, Broker Morgan Stanley & Co., Inc.	65,000	(362,210)
Premier Oil Plc, Strike Price GBP 12.58, Expires 8/05/10, Broker Credit Suisse First Boston	42,200	(132,241)
QEP Resources, Inc., Strike Price USD 30.21, Expires 8/26/10, Broker UBS Securities LLC	21,500	(92,518)
QEP Resources, Inc., Strike Price USD 30.80, Expires 11/02/10, Broker UBS Securities LLC	21,500	(89,494)
Range Resources Corp., Strike Price USD 41.71, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	10,000	(13,533)
Rio Tinto Plc, Strike Price GBP 34.27, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	194,000	(42,328)
Southwestern Energy Co., Strike Price USD 40.30, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	15,000	(20,370)
StatoilHydro ASA, Strike Price NOK 131, Expires 9/14/10, Broker UBS Securities LLC	76,700	(18,314)
Straits Resources Ltd., Strike Price AUD 1.36, Expires 8/16/10, Broker Goldman Sachs & Co.	298,500	(24,592)
Talisman Energy, Inc., Strike Price USD 16.38, Expires 8/18/10, Broker UBS Securities LLC	40,000	(34,374)
Technip SA, Strike Price EUR 49.95, Expires 9/01/10, Broker UBS Securities LLC	11,400	(52,641)
Teck Resources Ltd., Strike Price CAD 35, Expires 8/23/10, Broker Bank of Montreal	500	(98,731)
Teck Resources Ltd., Strike Price CAD 35, Expires 8/23/10, Broker TD Securities	500	(98,731)
Trican Well Service Ltd., Strike Price CAD 15, Expires 8/23/10, Broker Bank of Montreal	430	(28,233)
Vale SA - ADR, Strike Price USD 26.51, Expires 8/06/10, Broker Morgan Stanley & Co., Inc.	23,500	(32,793)
Vedanta Resources Plc, Strike Price GBP 23.75, Expires 8/05/10, Broker Citigroup Global Markets	162,300	(209,330)
Whiting Petroleum Corp., Strike Price USD 93.42, Expires 8/05/10, Broker UBS Securities LLC	46,000	(3,461)
Xstrata Plc, Strike Price GBP 10.55, Expires 8/05/10, Broker Credit Suisse First Boston	440,000	(48,937)

JULY 31, 2010	4

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
Zijin Mining Group Co. Ltd., Strike Price HKD 5.62, Expires 8/16/10, Broker JPMorgan Chase Securities	1,810,000	$(2,618)

Total Over-the-Counter Call Options Written		(4,337,509)

Total Options Written (Premiums Received $8,924,486)—(1.2)%		(8,551,795)

Total Investments Net of Outstanding Options Written—98.6%		687,682,871
Other Assets Less Liabilities—1.4%		9,491,741

Net Assets—100.0%		$697,174,612

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$717,756,924

Gross unrealized appreciation	$85,417,386
Gross unrealized depreciation	(106,939,644)

Net unrealized depreciation	$(21,522,258)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	35,341,819	(9,024,250)	26,317,569	$28,932
BlackRock Liquidity Series, LLC Money Market Series	1,360,000	590,000	1,950,000	$3,137

(e)	Represents current yield as of report date.

(f)	Security purchased with the cash collateral from securities loans.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

		Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Chemicals	$74,251,331	—	—	$74,251,331
Containers & Packaging	6,964,491	—	—	6,964,491
Energy Equipment & Services	29,289,811	$2,023,685	—	31,313,496
Gas Utilities	5,909,148	—	—	5,909,148
Machinery	24,558,151	—	—	24,558,151
Metals & Mining	122,020,513	171,613,121	—	293,633,634
Oil & Gas Services	5,429,696	—	—	5,429,696
Oil, Gas & Consumable Fuels	184,960,114	6,718,367	—	191,678,481
Paper & Forest Products	31,949,340	2,279,329	—	34,228,669
Short-Term Securities	26,317,569	1,950,000	—	28,267,569

Total	$511,650,164	$184,584,502	—	$696,234,666

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(4,418,103)	$(4,133,692)	—	$(8,551,795)

[1]	Derivative financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazil Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PEN	—	Peruvian Neuvo Sol
USD	—	U.S. Dollar
ZAR	—	South African Rand

5	JULY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Real Asset Equity Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Real Asset Equity Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Real Asset Equity Trust

Date: September 27, 2010